Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 18 - Financial Instruments

Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management practice was formulated to identify and analyze the risks that the Group faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Group’s operations. The Group acts to develop an effective control environment in which all employees understand their roles and commitment.

The Group Audit Committee oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

A.	Risk management

1.	Credit risk

Credit risk is the risk of financial loss to the Group if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company’s receivables. The Group restricts exposure to credit risk by investing only in bank deposits.

The Group held cash and cash equivalents and short-term deposits of USD 8,249 thousand at December 31, 2024 (2023 – USD 15,339 thousand). These are held with banks, which are rated BBB+ or BBB-, based on S&P Rating Agency ratings. The short-term deposits, mainly in USD, bear fixed interest ranging between 0.2% - 4.46%.

As of December 31, 2024 the Group has an amount of USD 148 thousand in short term deposits guaranteed for the Group’s leases and credit and an amount of USD 700 thousand in short term deposits guaranteed for hedging transactions.

2.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Group’s results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing returns.

The Group hedges the foreign currency risk exposure that derives from salary expenses by means of foreign currency derivatives.

Therefore, as at December 31, 2024 the Group is of the opinion that these hedging relationships continue to qualify for hedge accounting.

3.	Currency risk

The Group is exposed to currency risk mainly for cash and purchases for research and development expenses that are denominated in NIS and EURO. Therefore, the Group is exposed to exchange rate fluctuations in these currencies against the dollar and takes steps to reduce the currency risk by maintaining its liquid resources in accordance with its future needs.

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	8	21	423	(21)	(8)
Other current assets	14	35	704	(35)	(14)
Accounts payable	(1)	(3)	(60)	3	1
Other payables	(14)	(36)	(723)	36	14
Post-employment benefit liabilities	(3)	(7)	(140)	7	3
Total income (loss)	4	10		(10)	(4)

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2024:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	1	2	39	(2)	(1)
Accounts payable	(2)	(5)	(92)	5	2
Other payables	(1)	(2)	(50)	2	1
Total income (loss)	(2)	(5)		5	2

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2023:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	11	28	550	(28)	(11)
Other current assets	13	33	660	(33)	(13)
Accounts payable	(5)	(11)	(225)	11	5
Other payables	(27)	(67)	(1,340)	67	27
Post-employment benefit liabilities	(3)	(7)	(141)	7	3
Total income (loss)	(11)	(24)		24	11

Set forth below is a sensitivity test to possible changes in USD/ EURO exchange rate as of December 31, 2023:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	1	2	48	(2)	(1)
Accounts payable	(3)	(8)	(153)	8	3
Other payables	(5)	(12)	(232)	12	5
Total income (loss)	(7)	(18)		18	7
B.	Financial instruments measured at fair value:

1.	The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, short term deposits, trade payables, and other payables are the same or proximate to their fair value.

2.	In October 2021, the Company received a convertible note in the amount of $1.5 million and a warrant for 300 thousand Coeptis shares as part of Coeptis termination at an exercise price of $5 per warrant. As of December 31, 2023, the outstanding balance of the convertible note was $625 thousands.

On June 19, 2024 the Company entered into a payoff agreement with Coeptis in which the Company will receive payment in the amount of $219 thousand (received in January 2025) and 50 thousand Coeptis shares, in lieu of the outstanding convertible note and warrants.

As a result of this agreement, the financial instruments (convertible note and warrant) were derecognized as of December 31, 2024. The fair value of these financial instruments prior to derecognition were $73 thousand as of December 31, 2023, and $431 thousand as of December 31, 2022. Additionally, the shares received were recognized as a financial asset at a fair value of USD 275 thousand.

3.

In October 2023, as part of a registered direct offering, the Company issued 217,391 warrants, and amended certain existing warrants to purchase up to an aggregate of 27,777 of the Company’s ADSs that were previously issued in June 2020 at exercise prices of $180 per ADS such that effective upon the closing of the offering the amended warrants will have a reduced exercise price of $25 per ADS and will expire five and a one-half years from the closing date of the offering.

On July 2, 2024 the Company induced the exercise of certain existing warrants (Including the above October warrants) to purchase an aggregate of 281,675 American Depositary Shares (ADSs). In consideration for the exercise of the existing warrants, the Company issued new unregistered Series A-1 warrants to purchase up to an aggregate of 248,969 ADSs and new unregistered Series A-2 warrants to purchase up to an aggregate of 314,381 ADSs (see Note 9D2).

The warrants were classified as a non-current financial liability as they can be settled in cash on the occurrence of Fundamental Transaction as determined in the agreement. This liability was initially recognized at its fair value on the closing date of the offering and is subsequently accounted for fair value at each balance sheet date and recorded through profit and loss.

The fair value of these financial instruments as of December 31, 2024 was measured at USD 1,149 thousand (net of deferred difference of USD 302 thousand), (December 31, 2023 USD 2,518 thousand).

4.	Fair value hierarchy of financial instruments measured at fair value:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Securities (see Note 18B (2))	275	-	-	275
Financial liability of warrants	-	-	1,149	1,149

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 18B (2))	-	-	73	73
Financial liability of warrants	-	-	2,518	2,518

Details regarding fair value measurement at Level 3:

	Financial asset- convertible note	Financial liability- warrant

Balance as of January 1, 2024	73	2,518
Exercise	-	(56)
Issuance	-	2,028
Proceed	(187)	-
Revaluation	114	(3,341)
Balance as of December 31, 2024	-	1,149
	Financial asset- convertible note	Financial liability- warrant
Balance as of January 1, 2023	431	-
Issuance	-	6,015
Proceed	(875)	-
Revaluation	517	(3,497)
Balance as of December 31, 2023	73	2,518

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
For the year ended December 31, 2024
Warrant (see note 9D1)	Black - Scholes	expected term	4.5, 1.5 years
		expected volatility	97.31%, 129.83%
		annual risk free interest	4.30%, 4.54%
		dividend yield	0%

For the year ended December 31, 2023
Warrant	Black - Scholes	expected term	5.3 years
		expected volatility	89.94%
		annual risk free interest	3.88%
		dividend yield	0%

Convertible debt instrument		DLOM	26.1%